Financial Expenses, net (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Expenses Net
Interest expenses to related parties	₪ 74,134	₪ 48,525
Interest income from loans granted	(4,215)
Foreign exchange differences	9,573	(5,387)
Others and banks fees	4,845	20,274
Total	₪ 84,337	₪ 63,412